MASTER INVESTMENT TRUST, SERIES 1 --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                             MOODY'S/S&P
                               RATINGS               MATURITY   PRINCIPAL       VALUE
        DESCRIPTION          (UNAUDITED)    RATE       DATE      AMOUNT       (NOTE 2)
        -----------          -----------    ----     --------   ---------     --------
ASSET BACKED SECURITIES -- 21.9%
  AESOP Funding II, Series
    1997-1, Class A1.......    Aaa/AAA      6.220%   10/20/01  $ 2,000,000   $ 2,020,000
  Asset Securitization
    Corp., Series 1997-D5,
    Class A1C..............    Aaa/AAA      6.750%   02/14/41    1,900,000     1,991,162
  Chevy Chase Auto
    Receivables Trust,
    Series 1998, Class A...    Aaa/AAA      5.910%   12/15/04    1,247,053     1,253,288
  Circuit City Credit Card
    Master Trust, Series
    1995-1, Class A........    Aaa/AAA      6.375%   08/15/05    1,000,000     1,019,160
  Citibank Credit Card
    Master Trust I, Series
    1997-6, Class A ZCB....    Aaa/AAA      5.040%*  08/15/06    2,000,000     1,431,008
  Commercial Mortgage
    Acceptance Corp.,
    Series 1998-C1, Class
    A2.....................    Aaa/AAA      6.490%   05/15/08    1,850,000     1,900,412
  Contimortgage Home Equity
    Loan Trust, Series
    1996-4, Class A5.......    Aaa/AAA      6.600%   10/15/11    2,000,000     2,057,521
  Contimortgage Home Equity
    Loan Trust, Series
    1997-3, Class A5.......    Aaa/AAA      7.010%   08/15/13    2,000,000     2,080,881
  First Chicago Master
    Trust II...............    Aaa/AAA      5.871%   02/15/04    1,340,000     1,346,298
  General Growth
    Properties, Series 1,
    Class A2...............    Aaa/NR       6.602%   11/15/07    1,900,000     1,952,845
  GMAC Commercial Mortgage
    Securities, Inc.,
    Series 1997-C2, Class
    A3.....................    Aaa/NR       6.566%   11/15/07    2,300,000     2,376,153

---------------
See Notes to Financial Statements.

                             MOODY'S/S&P
                               RATINGS               MATURITY   PRINCIPAL       VALUE
        DESCRIPTION          (UNAUDITED)    RATE       DATE      AMOUNT       (NOTE 2)
        -----------          -----------    ----     --------   ---------     --------
ASSET BACKED SECURITIES -- (CONTINUED)
  Lehman Brothers
    Commercial Conduit
    Mortgage Trust, Series
    1998-C1, Class A3......    Aaa/NR       6.480%   01/18/08  $ 2,100,000   $ 2,154,474
  Nomura Asset Securities
    Corp., Series 1998-D6,
    Class A1B..............    Aaa/AAA      6.590%   03/17/28    2,180,000     2,259,134
  Standard Credit Card
    Master Trust, Series
    1995-3, Class A........    Aaa/AAA      7.850%   02/07/02    2,500,000     2,573,191
  The Money Store Home
    Equity Trust, Series
    1996-B, Class A6.......    Aaa/AAA      7.380%   05/15/17    1,000,000     1,025,000
  World Omni Automobile
    Lease Securitization
    Trust, Series 1997-A,
    Class A4...............    Aaa/AAA      6.900%   06/25/03    2,245,891     2,324,497
                                                                             -----------
Total Asset Backed
  Securities (Cost
  $29,255,817).............                                                   29,765,024
                                                                             -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.5%
  Credit Suisse First
    Boston Mortgage
    Securities Corp.,
    Series 1998-C1, Class
    A1B....................    Aaa/AAA      6.480%   05/17/08    1,250,000     1,284,775
  Criimi Mae Corp., Series
    1998-1, Class A1.......    Aaa/AAA      5.697%   10/20/01    2,224,048     2,209,880
  Donaldson Lufkin Jenrette
    Commercial Mortgage
    Corp., Series 1998-CG1,
    Class A1B..............    NR/AAA       6.410%   06/10/31    1,300,000     1,329,120
  First Union-Lehman
    Brothers-Bank of
    America Commercial
    Mortgage, Series 1998-
    C2, Class A2...........    Aaa/AAA      6.560%   11/18/08    2,250,000     2,321,460

---------------
See Notes to Financial Statements.

                             MOODY'S/S&P
                               RATINGS               MATURITY   PRINCIPAL       VALUE
        DESCRIPTION          (UNAUDITED)    RATE       DATE      AMOUNT       (NOTE 2)
        -----------          -----------    ----     --------   ---------     --------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
  Mortgage Capital Funding,
    Inc., Series 1998-MC1,
    Class A2...............    NR/AAA       6.663%   01/18/08  $ 2,950,000   $ 3,065,817
  Mortgage Capital Funding,
    Inc., Series 1998-MC2,
    Class A2...............    Aaa/NR       6.423%   05/18/08    1,300,000     1,328,496
  Vendee Mortgage Trust,
    Series 1998-1, Class 2,
    Interest Only
    Obligation.............     NR/NR       0.455%   02/15/28   65,001,740     1,300,035
                                                                             -----------
Total Collateralized
  Mortgage Obligations
  (Cost $12,789,996).......                                                   12,839,583
                                                                             -----------
CORPORATE BONDS -- 34.9%
BANKS -- 2.0%
  Banco Latinoamericano,
    Series 144A............   Baa2/BBB      6.590%   10/16/01    1,500,000     1,470,000
  Capital One Bank.........   Baa3/BBB-     7.000%   04/30/01    1,250,000     1,276,562
                                                                             -----------
                                                                               2,746,562
                                                                             -----------
BROKERAGE -- 2.3%
  Bear Stearns Companies,
    Inc....................     A2/A        6.125%   02/01/03    1,500,000     1,522,500
  Salomon Smith Barney
    Holdings, Inc..........     A2/A        6.250%   05/15/03    1,500,000     1,516,816
                                                                             -----------
                                                                               3,039,316
                                                                             -----------
CABLE & MEDIA -- 3.1%
  Cox Radio, Inc., Series
    144A...................    Baa2/A-      6.250%   05/15/03    1,300,000     1,316,250
  TCI Communications,
    Inc....................   Baa3/BBB-     6.375%   05/01/03    1,500,000     1,528,125
  Time Warner Inc., Pass-
    Through Certificates...   Baa3/BBB-     6.100%   12/30/01    1,350,000     1,351,688
                                                                             -----------
                                                                               4,196,063
                                                                             -----------
CHEMICALS -- 0.9%
  Praxair, Inc.............    A3/BBB+      6.750%   03/01/03    1,200,000     1,234,500
                                                                             -----------

---------------
See Notes to Financial Statements.

                             MOODY'S/S&P
                               RATINGS               MATURITY   PRINCIPAL       VALUE
        DESCRIPTION          (UNAUDITED)    RATE       DATE      AMOUNT       (NOTE 2)
        -----------          -----------    ----     --------   ---------     --------
CORPORATE BONDS -- (CONTINUED)
COMMERCIAL SERVICES -- 2.2%
  News America Holdings,
    Inc....................   Baa3/BBB-     8.625%   02/01/03  $ 1,500,000   $ 1,638,750
  Service Corp.
    International..........   Baa1/BBB+     6.300%   03/15/03    1,300,000     1,319,500
                                                                             -----------
                                                                               2,958,250
                                                                             -----------
DIVERSIFIED MANUFACTURING -- 1.0%
  Belo (A.H.) Corp.........   Baa2/BBB-     6.875%   06/15/02    1,300,000     1,344,043
                                                                             -----------
ENERGY -- 1.9%
  PSE&G Capital Corp.......   Baa2/BBB      6.740%   10/23/01    1,300,000     1,332,500
  Williams Companies,
    Inc....................   Baa2/BBB-     6.125%   02/01/01    1,200,000     1,212,000
                                                                             -----------
                                                                               2,544,500
                                                                             -----------
FINANCIAL SERVICES -- 12.4%
  AON Corp.................    A3/AA-       7.400%   10/01/02    1,200,000     1,275,000
  Associates Corp. of North
    America................    Aa3/AA-      7.500%   04/15/02    2,000,000     2,118,012
  Case Credit Corp.........    Baa1/A-      6.125%   02/15/03    1,300,000     1,316,250
  Finova Capital Corp......    Baa1/A-      6.625%   09/15/01    1,500,000     1,539,375
  Ford Motor Credit Corp...     A1/A        6.550%   09/10/02    1,800,000     1,863,000
  General Motors Acceptance
    Corp...................     A2/A        6.875%   07/15/01    2,000,000     2,070,000
  Hanson Overseas B.V......     A3/A-       7.375%   01/15/03    1,500,000     1,584,375
  Household Finance Corp...     A2/A        6.125%   07/15/12    1,300,000     1,316,250
  Prudential Security
    Financial Corp.........    Aaa/NR       6.506%   07/15/08    2,200,000     2,255,000
  USG Corp.................   Baa3/BBB      9.250%   09/15/01    1,400,000     1,501,500
                                                                             -----------
                                                                              16,838,762
                                                                             -----------
FOOD & KINDRED PRODUCTS -- 2.5%
  James River Corp.........   Baa2/BBB-     8.375%   11/15/01    1,550,000     1,668,187
  Nabisco, Inc.............   Baa2/BBB      6.125%   09/01/98    1,750,000     1,739,062
                                                                             -----------
                                                                               3,407,249
                                                                             -----------
INSURANCE -- 2.8%
  Aetna Services, Inc......     A3/A        6.750%   08/15/01    2,700,000     2,794,500
  Hartford Life, Inc.......     A2/A        6.900%   06/15/04    1,000,000     1,052,500
                                                                             -----------
                                                                               3,847,000
                                                                             -----------

---------------
See Notes to Financial Statements.

                             MOODY'S/S&P
                               RATINGS               MATURITY   PRINCIPAL       VALUE
        DESCRIPTION          (UNAUDITED)    RATE       DATE      AMOUNT       (NOTE 2)
        -----------          -----------    ----     --------   ---------     --------
CORPORATE BONDS -- (CONTINUED)
RETAIL STORES -- 1.9%
  Federated Department
    Stores.................   Baa2/BBB-     8.125%   10/15/02  $ 1,220,000   $ 1,313,025
  Sears Roebuck Acceptance
    Corp...................     A2/A-       6.000%   03/20/03    1,300,000     1,309,750
                                                                             -----------
                                                                               2,622,775
                                                                             -----------
UTILITIES -- 1.9%
  Consumers Energy Co.,
    Series 144A............   Baa3/BBB+     6.200%   05/01/03    1,400,000     1,419,250
  KN Energy, Inc...........   Baa2/BBB-     6.450%   03/01/03    1,200,000     1,197,000
                                                                             -----------
                                                                               2,616,250
                                                                             -----------
Total Corporate Bonds (Cost
  $46,723,645).............                                                   47,395,270
                                                                             -----------
MEDIUM TERM NOTES -- 2.5%
  Lehman Brothers
    Holdings...............    Baa1/A       6.900%   01/29/01    2,000,000     2,057,500
  Worldcom Inc.............   Baa2/BBB+     6.400%   08/15/05    1,400,000     1,405,250
                                                                             -----------
Total Medium Term Notes
  (Cost $3,419,237)........                                                    3,462,750
                                                                             -----------
U.S. TREASURY OBLIGATIONS -- 19.2%
U.S. TREASURY STRIPS -- 0.6%
  U.S. Treasury Principal
    Only Obligation
    Strips.................                 5.099%*  08/15/03    1,000,000       783,361
                                                                             -----------
U.S. TREASURY NOTES -- 18.6%
  U.S. Treasury Note.......                 7.750%   01/31/00    5,700,000     5,903,020
  U.S. Treasury Note.......                 6.000%   08/15/00    3,750,000     3,820,276
  U.S. Treasury Note.......                 6.625%   06/30/01    1,000,000     1,040,949
  U.S. Treasury Note.......                 6.250%   10/31/01    1,000,000     1,033,707
  U.S. Treasury Note.......                 6.250%   02/15/03    1,000,000     1,047,074
  U.S. Treasury Note.......                 5.750%   08/15/03    8,650,000     8,917,614
  U.S. Treasury Note.......                 7.000%   07/15/06    3,150,000     3,525,236
                                                                             -----------
                                                                              25,287,876
                                                                             -----------
Total U.S. Treasury
  Obligations (Cost
  $25,515,111).............                                                   26,071,237
                                                                             -----------

---------------
See Notes to Financial Statements.

                                                     MATURITY   PRINCIPAL       VALUE
        DESCRIPTION                         RATE       DATE      AMOUNT       (NOTE 2)
        -----------                         ----     --------   ---------     --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.1%
  FannieMae 30 Year Fixed Obligation
    (TBA)...............................    7.000%   04/01/00  $13,200,000   $13,428,938
  FannieMae, Pool Association, Pool
    #345858.............................    6.248%   08/01/36    1,262,352     1,292,333
  Government National Mortgage
    Association Pool #136688............   10.000%   09/15/15       11,385        12,436
  Government National Mortgage
    Association Pool #166744............   10.000%   07/15/16      196,446       214,556
  Government National Mortgage
    Association Pool #209480............   10.000%   07/15/17       62,049        67,770
  Government National Mortgage
    Association Pool #227082............   10.000%   08/15/17       85,419        93,293
                                                                             -----------
Total U.S. Government Agency Obligations
  (Cost $15,031,474)....................                                      15,109,326
                                                                             -----------

                                                              SHARES
                                                              ------
SHORT TERM INVESTMENTS -- 9.9%
  Temporary Investment Cash Fund......                       6,727,319      6,727,319
  Temporary Investment Fund...........                       6,727,319      6,727,319
                                                                         ------------
Total Short Term Investments (Cost
  $13,454,638)........................                                     13,454,638
                                                                         ------------
TOTAL INVESTMENTS -- 109.0%
  (COST $146,189,918)(A)                                                  148,097,828
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (9.0%)....................                                    (12,235,925)
                                                                         ------------
NET ASSETS -- 100.0%..................                                   $135,861,903
                                                                         ============

---------------

Percentages indicated are based on net assets of $135,861,903.
(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...............................  $2,070,740
Unrealized depreciation...............................    (162,830)
                                                        ----------
Net unrealized appreciation...........................  $1,907,910
                                                        ==========

144A -- Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 3.1% of net assets.
NR -- Not Rated.
ZCB -- Zero Coupon Bond
* Effective yield at purchase date.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $146,189,918)...  $148,097,828
  Receivable for securities sold............................     3,435,701
  Contribution receivable...................................     1,030,583
  Interest receivable.......................................     1,312,265
  Deferred organization costs...............................         3,374
  Prepaid expenses..........................................         7,775
                                                              ------------
Total Assets................................................   153,887,526
                                                              ------------
LIABILITIES:
  Withdrawal payable........................................     1,101,439
  Payable for securities purchased..........................    16,831,386
  Advisory fees payable.....................................        27,766
  Audit fees payable........................................        16,806
  Fund accounting fees payable..............................         9,144
  Legal fees payable........................................         6,094
  Administration fees payable...............................         7,589
  Other accrued expenses....................................        25,399
                                                              ------------
Total Liabilities...........................................    18,025,623
                                                              ------------
NET ASSETS..................................................  $135,861,903
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income...........................................  $4,050,523
                                                              ----------
EXPENSES:
  Advisory fees.............................................     197,505
  Administration fees.......................................      32,918
  Fund accounting fees and expenses.........................      48,572
  Custodian fees............................................      10,644
  Amortization of organization costs........................       6,992
  Audit fees................................................       2,254
  Legal fees................................................       4,473
  Directors fees............................................       1,843
  Other operating expenses..................................       5,264
                                                              ----------
    Total Expenses..........................................     310,465
Less: Fee waivers and reimbursements........................    (100,772)
                                                              ----------
Total Net Expenses..........................................     209,693
                                                              ----------
NET INVESTMENT INCOME.......................................   3,840,830
                                                              ----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM MASTER
INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND
PORTFOLIO:
  Net realized gains on investment transactions.............   1,274,708
  Net change in unrealized appreciation on investments......     497,474
                                                              ----------
  Net realized/unrealized gains on investments..............   1,772,182
                                                              ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $5,613,012
                                                              ==========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED
                                                       FEBRUARY 28,     YEAR ENDED
                                                           1998        FEBRUARY 28,
                                                       (UNAUDITED)         1998
                                                       ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................  $  3,840,830    $  8,006,884
  Net realized gain on investment transactions.......     1,274,708         128,505
  Net change in unrealized appreciation on
    investments......................................       497,474       2,039,776
                                                       ------------    ------------
  Change in net assets resulting from operations.....     5,613,012      10,175,165
                                                       ------------    ------------
TRUST SHARE TRANSACTIONS:
  Contributions......................................    22,669,876      46,344,058
  Withdrawals........................................   (17,987,545)    (70,109,582)
                                                       ------------    ------------
Change in net assets resulting from trust share
  transactions.......................................     4,682,331     (23,765,524)
                                                       ------------    ------------
Change in net assets.................................    10,295,343     (13,590,359)
NET ASSETS
  Beginning of Period................................   125,566,560     139,156,919
                                                       ------------    ------------
  End of Period......................................  $135,861,903    $125,566,560
                                                       ============    ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON MASTER INVESTMENT TRUST, SERIES I--
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Investment Grade Bond Portfolio (the "Portfolio") only.

    The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and governmental fixed income obligations and mortgage-backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Portfolio's investment adviser. Effective September 15, 1997, PFPC, Inc. ("PFPC"), a wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

    On October 1, 1998, BankAmerica, the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica, continues to serve the Funds on substantially identical terms as described in Note 3.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National

Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on their share of that Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with PFPC.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.30% of the average daily net assets of the Portfolio. For the six months ended August 31, 1998, Bank of America waived $100,772 in fees as Adviser of the Portfolio.

    As Administrator, PFPC assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC was entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets.

    For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $2,000 and a meeting fee of $500 per meeting, except any trustee not serving on other boards in the complex and whose residence is off-shore will receive $7,000 and $1,000, respectively.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Trust. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1998, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                         PURCHASES           SALES
                                                        ------------      ------------
U.S. Government.......................................  $ 72,944,845      $ 93,814,226
Other.................................................    58,468,652        29,051,729
                                                        ------------      ------------
Total.................................................  $131,413,497      $122,865,955
                                                        ============      ============

MASTER INVESTMENT TRUST SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                       SIX MONTHS
                          ENDED                             YEAR ENDED                              PERIOD
                       AUGUST 31,    ---------------------------------------------------------      ENDED
                          1998       FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                       (UNAUDITED)       1998           1997           1996           1995         1994(a)
                       -----------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
 average net assets..      0.32%(b)      0.35%          0.35%          0.18%          0.25%          0.41%(b)
Ratio of net
 investment income to
 average net
 assets..............      6.15%(b)      5.99%          5.86%          6.47%          6.22%          4.93%(b)
Ratio of expenses to
 average net
 assets(a)...........      0.47%(b)      0.55%          0.65%          0.68%          0.75%          0.91%(b)
Ratio of net
 investment income to
 average net
 assets*.............      6.00%(b)      5.79%          5.56%          5.97%          5.72%          4.43%(b)
Portfolio Turnover...        99%          127%            83%           172%           240%            32%

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period December 6, 1993 (commencement of operations) through February 28, 1994.
(b)  Annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES 1 --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCK -- 97.1%
AEROSPACE -- 1.4%
 Goodrich (B.F.) Co.....................................      50,100    $  1,355,831
 United Technologies Corp...............................     117,600       8,533,350
                                                                        ------------
                                                                           9,889,181
                                                                        ------------
AIRLINES -- 0.6%
 AMR Corp. *............................................      53,700       2,926,650
 UAL Corp. *............................................      21,100       1,272,594
                                                                        ------------
                                                                           4,199,244
                                                                        ------------
APPAREL/TEXTILE -- 0.4%
 VF Corp................................................      74,700       2,829,263
                                                                        ------------
AUTOMOTIVE -- 2.0%
 Chrysler Corp..........................................      57,600       2,570,400
 Dana Corp..............................................      62,700       2,457,056
 Ford Motor Co..........................................     209,500       9,218,000
                                                                        ------------
                                                                          14,245,456
                                                                        ------------
BANKS -- 8.7%
 Banc One Corp..........................................     130,000       4,940,000
 BankBoston Corp........................................     109,600       3,911,350
 Chase Manhattan Corp...................................     194,900      10,329,700
 Citicorp...............................................      50,900       5,503,562
 First Union Corp.......................................     156,800       7,604,800
 Fleet Financial Group, Inc.............................     144,500       9,473,781
 Mellon Bank Corp.......................................     115,800       6,021,600
 National City Corp.....................................      81,400       4,782,250
 NationsBank Corp.......................................     138,406       7,889,142
 State Street Corp......................................      25,400       1,322,387
                                                                        ------------
                                                                          61,778,572
                                                                        ------------
BEVERAGES -- 3.1%
 Anheuser-Busch Cos., Inc...............................      60,000       2,767,500
 Coca-Cola Co...........................................     193,100      12,575,637
 PepsiCo, Inc...........................................     246,500       6,824,969
                                                                        ------------
                                                                          22,168,106
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
BUILDING RELATED/APPLIANCE -- 0.5%
 Centex Corp............................................     103,900    $  3,675,462
                                                                        ------------
CHEMICALS -- 2.2%
 Dow Chemical Co........................................      70,000       5,460,000
 Du Pont, (E.I.) de Nemours & Co........................      59,000       3,403,562
 P.P.G. Industries, Inc.................................      48,300       2,454,244
 Praxair, Inc...........................................      83,400       2,991,975
 Solutia, Inc...........................................      67,400       1,512,287
                                                                        ------------
                                                                          15,822,068
                                                                        ------------
COMMUNICATIONS -- 3.7%
 Cisco Systems, Inc. *..................................     145,650      11,925,094
 Lucent Technologies, Inc...............................     144,800      10,262,700
 Tellabs, Inc. *........................................      93,900       3,967,275
                                                                        ------------
                                                                          26,155,069
                                                                        ------------
COMPUTER HARDWARE -- 5.7%
 Compaq Computer Corp...................................      61,900       1,729,331
 Dell Computer Corp. *..................................     135,000      13,500,000
 Eastman Kodak Co.......................................      45,000       3,515,625
 EMC Corp. *............................................     187,400       8,468,137
 Solectron Corp.........................................      50,600       2,090,413
 Sun Microsystems, Inc. *...............................     114,500       4,537,062
 Xerox Corp.............................................      77,700       6,823,031
                                                                        ------------
                                                                          40,663,599
                                                                        ------------
COMPUTER SERVICES & SOFTWARE -- 4.3%
 HBO & Co...............................................     229,800       4,883,250
 Microsoft Corp. *......................................     244,100      23,418,344
 Oracle Corp. *.........................................     106,000       2,113,375
                                                                        ------------
                                                                          30,414,969
                                                                        ------------
COSMETIC & TOILETRIES -- 3.4%
 Avon Products, Inc.....................................     118,100       7,425,537
 Clorox Co..............................................      23,500       2,266,281
 Newell Co..............................................      56,000       2,674,000
 Procter & Gamble Co....................................      88,600       6,777,900
 Unilever NV............................................      76,300       4,835,512
                                                                        ------------
                                                                          23,979,230
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
ELECTRIC -- 2.8%
 Edison International...................................     308,900    $  8,784,344
 FPL Group, Inc.........................................     162,800      10,836,375
                                                                        ------------
                                                                          19,620,719
                                                                        ------------
ELECTRICAL EQUIPMENT -- 3.1%
 General Electric Co....................................     278,500      22,280,000
                                                                        ------------
ENERGY RELATED -- 0.5%
 Transocean Offshore, Inc...............................     138,500       3,401,906
                                                                        ------------
ENTERTAINMENT & LEISURE -- 2.5%
 Brunswick Corp.........................................      82,400       1,230,850
 King World Productions, Inc. *.........................      60,900       1,278,900
 Time Warner, Inc.......................................      85,800       6,896,175
 Viacom, Inc., Class B *................................      99,600       4,942,650
 Walt Disney Co.........................................     122,134       3,351,052
                                                                        ------------
                                                                          17,699,627
                                                                        ------------
FINANCIAL SERVICES -- 2.9%
 Lehman Brothers Holdings, Inc..........................     101,300       3,988,687
 Morgan Stanley Dean Witter Discover & Co...............     207,100      12,024,744
 Travelers Group, Inc...................................     112,300       4,983,313
                                                                        ------------
                                                                          20,996,744
                                                                        ------------
FOOD & RELATED -- 2.3%
 Campbell Soup Co.......................................     115,500       5,818,313
 Pioneer Hi-Bred International, Inc.....................      89,200       3,010,500
 Quaker Oats Co.........................................     114,500       6,082,813
 SYSCO Corp.............................................      68,200       1,376,788
                                                                        ------------
                                                                          16,288,414
                                                                        ------------
HOSPITAL MANAGEMENT -- 0.6%
 United Healthcare Corp.................................     113,500       4,100,188
                                                                        ------------
HOSPITAL SUPPLY -- 3.1%
 Abbott Laboratories....................................     253,700       9,767,450
 Biomet, Inc............................................     138,200       3,714,125
 Guidant Corp...........................................      63,500       3,921,125
 Johnson & Johnson Co...................................      62,500       4,312,500
                                                                        ------------
                                                                          21,715,200
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
INDUSTRIAL SERVICES -- 0.5%
 Fluor Corp.............................................      85,800    $  3,394,462
                                                                        ------------
INSURANCE -- 3.9%
 Allstate Corp..........................................     208,594       7,822,275
 American General Corp..................................     103,700       6,662,725
 Conseco, Inc...........................................     177,800       4,911,725
 Equitable Cos., Inc....................................      13,900         794,906
 SunAmerica, Inc........................................     120,800       7,482,050
                                                                        ------------
                                                                          27,673,681
                                                                        ------------
MACHINERY & EQUIPMENT -- 0.7%
 Case Corp..............................................      33,800         912,600
 Deere & Co.............................................      73,800       2,430,788
 Ingersoll-Rand Co......................................      46,200       1,836,450
                                                                        ------------
                                                                           5,179,838
                                                                        ------------
METALS & MINING -- 0.6%
 Aluminum Company of America............................      27,600       1,652,550
 USX -- U.S. Steel Group, Inc...........................     119,900       2,510,406
                                                                        ------------
                                                                           4,162,956
                                                                        ------------
MULTI-INDUSTRY -- 2.5%
 AlliedSignal, Inc......................................     103,900       3,565,069
 Honeywell, Inc.........................................      86,000       5,375,000
 Tyco International Ltd.................................     158,500       8,796,750
                                                                        ------------
                                                                          17,736,819
                                                                        ------------
OIL (DOMESTIC) -- 1.3%
 Phillips Petroleum Co..................................      88,100       3,595,581
 Sun Co., Inc...........................................      62,000       2,049,875
 USX -- Marathon Group..................................     143,200       3,723,200
                                                                        ------------
                                                                           9,368,656
                                                                        ------------
OIL (INTERNATIONAL) -- 5.3%
 Chevron Corp...........................................     119,300       8,835,656
 Exxon Corp.............................................     287,600      18,819,825
 Mobil Corp.............................................     144,900      10,016,213
                                                                        ------------
                                                                          37,671,694
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
PAPER & FOREST PRODUCTS -- 0.7%
 Owens-Illinois, Inc. *.................................     103,800    $  3,237,263
 Temple Inland, Inc.....................................      46,500       2,083,781
                                                                        ------------
                                                                           5,321,044
                                                                        ------------
PHARMACEUTICALS -- 8.3%
 Bristol-Meyers Squibb Co...............................     166,700      16,315,763
 Merck & Co., Inc.......................................      45,600       5,286,750
 Pfizer, Inc............................................     153,300      14,256,900
 Schering-Plough Corp...................................     196,800      16,924,800
 Warner-Lambert Co......................................      98,200       6,407,550
                                                                        ------------
                                                                          59,191,763
                                                                        ------------
PRINTING & PUBLISHING -- 1.0%
 McGraw-Hill Cos., Inc..................................      47,300       3,606,625
 New York Times Co., Class A............................     114,800       3,329,200
                                                                        ------------
                                                                           6,935,825
                                                                        ------------
RESTAURANTS/LODGING -- 0.8%
 Marriott International Inc., Class A...................     118,500       3,325,406
 McDonald's Corp........................................      44,100       2,472,356
                                                                        ------------
                                                                           5,797,762
                                                                        ------------
RETAIL -- 4.9%
 Dayton Hudson Corp.....................................      32,900       1,184,400
 Gap, Inc...............................................     121,700       6,214,306
 Home Depot, Inc........................................     208,200       8,015,700
 Lowe's Cos., Inc.......................................     226,800       7,952,175
 TJX Cos., Inc..........................................     503,400      11,232,113
                                                                        ------------
                                                                          34,598,694
                                                                        ------------
RETAIL FOOD/DRUG -- 1.2%
 Albertson's, Inc.......................................      59,600       3,013,525
 Kroger Co..............................................     124,400       5,598,000
                                                                        ------------
                                                                           8,611,525
                                                                        ------------
SEMI-CONDUCTORS/INSTRUMENTATION -- 1.7%
 Harris Corp............................................     107,500       3,426,563
 Intel, Inc.............................................      70,400       5,011,600
 Maxim Integrated Products, Inc. *......................     122,600       3,371,500
                                                                        ------------
                                                                          11,809,663
                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                           VALUE
                      DESCRIPTION                           SHARES        (NOTE 2)
                      -----------                         ----------    ------------
COMMON STOCKS -- (CONTINUED)
TOBACCO -- 1.5%
 Philip Morris Cos., Inc................................     265,200    $ 11,022,375
                                                                        ------------
TRANSPORTATION -- 0.4%
 Burlington Northern Santa Fe Corp......................      30,500       2,838,406
                                                                        ------------
UTILITIES -- GAS & PIPELINE -- 0.5%
 Coastal Corp...........................................     142,400       3,702,400
                                                                        ------------
UTILITIES -- TELEPHONE -- 7.5%
 Ameritech Corp.........................................     183,700       8,656,863
 AT&T Corp..............................................     226,300      11,343,288
 Bell Atlantic Corp.....................................     167,442       7,388,378
 BellSouth Corp.........................................     188,800      12,944,600
 U.S. West, Inc.........................................     131,200       6,822,400
 WorldCom, Inc. *.......................................     158,400       6,484,500
                                                                        ------------
                                                                          53,640,029
                                                                        ------------
TOTAL COMMON STOCKS (Cost $627,283,334).................                 690,580,609
                                                                        ------------
SHORT-TERM INVESTMENTS -- 3.0%
 Temporary Investment Fund (Cost $21,281,765)...........  21,281,765      21,281,765
                                                                        ------------

                                                 MATURITY   PRINCIPAL
                                         RATE      DATE       AMOUNT
                                         -----   --------   ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.4%
 U.S. Treasury Bill (Cost
  $3,021,534)..........................   5.04%  10/15/98   $3,040,000      3,022,427
                                                                         ------------
TOTAL INVESTMENTS -- 100.5%
  COST ($651,586,633)(a)...............                                   714,884,801
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.5%)                                                         (3,315,392)
                                                                         ------------
NET ASSETS -- 100.0%...................                                  $711,569,409
                                                                         ============

---------------
Percentages indicated are based on net assets of $711,569,409.

(a) Represents cost for Federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation................................  $119,041,473
Unrealized depreciation................................   (55,743,305)
                                                         ------------
Net unrealized appreciation............................  $ 63,298,168
                                                         ============

* Non-income producing security.

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                NET
                                                             UNREALIZED
             NUMBER                                         DEPRECIATION
EXPIRATION     OF                              CONTRACT          OF
   DATE     CONTRACTS        CONTRACTS           VALUE       CONTRACTS
----------  ---------        ---------         --------     ------------
                          S&P 500 -- Sept.
 09/21/98      100              1998          $21,925,000   $(1,925,000)

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $651,586,633)....  $714,884,801
  Dividend receivable.......................................     1,077,614
  Interest receivable.......................................       155,953
  Receivable for investment securities sold.................     4,485,224
  Contribution receivable...................................     1,270,969
  Deferred organization costs...............................         3,443
  Prepaid expenses..........................................        22,932
                                                              ------------
Total Assets................................................   721,900,936
                                                              ------------
LIABILITIES
  Payable for investment securities purchased...............     1,525,462
  Withdrawal payable........................................     6,405,795
  Variation margin payable on futures contract..............     1,925,000
  Advisory fees payable.....................................       348,665
  Administration fees payable...............................        35,092
  Audit fees payable........................................        11,472
  Fund accounting fees and expense payable..................        13,936
  Custodian fees payable....................................        12,529
  Legal fees payable........................................         7,659
  Other accrued expenses....................................        45,917
                                                              ------------
Total Liabilities...........................................    10,331,527
                                                              ------------
NET ASSETS, AUGUST 31, 1998.................................  $711,569,409
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income...........................................  $  5,353,828
  Interest income...........................................       958,613
                                                              ------------
Total income................................................     6,312,441
                                                              ------------
Expenses
  Advisory fees.............................................     2,066,127
  Administration fees.......................................       206,613
  Fund accounting fees and expenses.........................       117,366
  Audit fees................................................         1,847
  Custodian fees and expenses...............................        64,938
  Legal fees................................................        36,765
  Trustees' fees............................................        11,636
  Amortization of organization costs........................         6,992
  Other expenses............................................        33,885
                                                              ------------
Total Expenses..............................................     2,546,169
                                                              ------------
NET INVESTMENT INCOME.......................................     3,766,272
                                                              ------------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains on investment transactions and future
    contracts...............................................    42,036,323
  Net change in unrealized appreciation on investments and
    futures.................................................  (124,033,959)
                                                              ------------
Net realized/unrealized losses on investments and futures...   (81,997,636)
                                                              ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS............  $(78,231,364)
                                                              ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                          ENDED
                                                        AUGUST 31,      YEAR ENDED
                                                           1998        FEBRUARY 28,
                                                       (UNAUDITED)         1998
                                                       ------------    ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..............................  $  3,766,272    $  6,579,844
  Net realized gains on investment transactions......    42,036,323      60,514,587
  Net change in unrealized appreciation
    (depreciation) on investments....................  (124,033,959)    111,253,126
                                                       ------------    ------------
Change in net assets resulting from operations.......   (78,231,364)    178,347,557
                                                       ------------    ------------
TRUST SHARE TRANSACTIONS:
  Contributions......................................   174,792,536     188,684,069
  Withdrawals........................................  (103,645,362)   (124,944,597)
                                                       ------------    ------------
Change in net assets from trust share transactions...    71,147,174      63,739,472
                                                       ------------    ------------
Change in net assets.................................    (7,084,190)    242,087,029
NET ASSETS
  Beginning of Period................................   718,653,599     476,566,570
                                                       ------------    ------------
  End of Period......................................  $711,569,409    $718,653,599
                                                       ============    ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1998, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Blue Chip Portfolio (the "Portfolio") only.

The investment objective of the Portfolio is as follows:

    The investment objective of the Portfolio is to provide long term capital appreciation. The Blue Chip Portfolio does so by investing primarily in a diversified portfolio of blue chip stocks.

Adviser and Administrator

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation ("BankAmerica"), serves as the Portfolio's investment adviser. PFPC, Inc. ("PFPC"), a wholly-owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

    On October 1, 1998, BankAmerica Corp., the Adviser's and Administrator's parent company, completed its merger with NationsBank Corporation. The combined company operates under the name BankAmerica. BankAmerica continues to serve the funds on substantially identical terms as described in Note 3.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National

Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. The summary of open financial futures contracts at August 31, 1998 is included in the Portfolio's Schedule of Investments which is included elsewhere in this report.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with PFPC.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the Portfolio.

    As Administrator, PFPC assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, PFPC is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets.

    For services provided to each of the portfolios constituting the Trust, each Trustee receives an annual fee of $2,000 and a meeting fee of $500 per meeting, except any trustee not serving on other boards in the complex and whose residence is off-shore will receive $7,000 and $1,000, respectively.

    A partner of Drinker Biddle & Reath LLP ("DBR") serves as Secretary of the Trust. Legal fees earned by DBR are stated in the statement of operations.

    Certain officers of the Trust are affiliated with PFPC. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1998, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                                                        PURCHASES         SALES
                                                       ------------    ------------
Total Common Stocks..................................  $255,730,563    $190,927,398

MASTER INVESTMENT TRUST SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                       SIX MONTHS                                   YEAR ENDED
                         ENDED       ------------------------------------------------------------------------
                       AUGUST 31,    FEBRUARY 28,   FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                          1998           1998           1997           1996           1995         1994(a)
                      ------------   ------------   ------------   ------------   ------------   ------------
                      (UNAUDITED)
Ratio of expenses to
 average net
 assets..............      0.62%(c)       0.65%          0.62%         0.31%          0.17%          0.27%(c)
Ratio of net
 investment income to
 average net
 assets..............      0.91%(c)       1.11%          1.62%         2.16%          2.30%          1.97%(c)
Ratio of expenses to
 average net
 assets*.............       (b)           0.70%          0.90%         0.90%          0.97%          1.07%(c)
Ratio of net
 investment income to
 average net
 assets*.............       (b)           1.06%          1.34%         1.57%          1.50%          1.17%(c)
Portfolio Turnover...        25%            67%            91%          108%            44%            86%

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) For the period December 6, 1993 (commencement of operations) through February 28, 1994.
(b) There were no waivers or reimbursements during the period.
(c) Annualized.

See Notes to Financial Statements.